Consolidated Statements of Profit & Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Revenue	$ 751,304	$ 691,796	$ 573,957
Cost of sales and services (excluding depreciation and amortization)	(521,877)	(494,312)	(417,261)
Depreciation and amortization	(85,640)	(78,025)	(56,853)
Gross profit	143,787	119,459	99,843
Selling, general and administrative expenses	(95,949)	(84,715)	(99,936)
Other (expenses)/income, net	(333)	7,819	2,918
Operating profit	47,505	42,563	2,825
Financing expenses	(115,247)	(66,333)	(50,397)
Financing income	46,934	39,361	44,686
Financing expenses, net	(68,313)	(26,972)	(5,711)
Gain on loss of control in the CPV Renewable	69,307	0	0
Share in profit of OPC's equity-accounted investees, net	44,825	65,566	85,149
Profit before income taxes	93,324	81,157	82,263
Income tax expense	(40,552)	(25,199)	(37,980)
Profit for the year from continuing operations	52,772	55,958	44,283
Profit/(loss) for the year from divestment of ZIM	581,315	(266,906)	305,376
Profit/(loss) for the year	634,087	(210,948)	349,659
Attributable to:
Kenon’s shareholders	597,673	(235,978)	312,652
Non-controlling interests	36,414	25,030	37,007
Profit/(loss) for the year	$ 634,087	$ (210,948)	$ 349,659
Basic/diluted profit/(loss) per share attributable to Kenon’s shareholders (in dollars):
Basic profit/(loss) per share	$ 11.34	$ (4.42)	$ 5.8
Diluted profit/(loss) per share	11.34	(4.42)	5.8
Basic profit per share from continuing operations	0.31	0.58	0.13
Diluted profit per share from continuing operations	0.31	0.58	0.13
Basic profit/(loss) per share from divestment of ZIM	11.03	(5)	5.67
Diluted profit/(loss) per share from divestment of ZIM	$ 11.03	$ (5)	$ 5.67